Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	SCT Total Compensation for PEO ($)	Compensation Actually Paid to PEO ($)	Average SCT Total Compensation for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based on:		Net Income (in Millions $)	Diluted Earnings Per Share
					TSR ($)	Peer Group TSR ($)
2024	$3,187,601	$3,909,992	$1,251,894	$1,373,878	119.3	118.3	$107.2	$1.95
2023	$2,444,395	$457,326	$984,374	$874,229	86.3	87.6	$108.3	$1.98
2022	$7,280,840	$5,204,275	$1,595,700	$1,425,597	107.5	91.7	$146.3	$2.71
2021	$3,104,142	$4,809,004	$1,194,019	$1,231,131	147.3	129.6	$139.6	$2.77
2020	$3,489,504	$4,166,758	$1,254,244	$1,451,544	93.7	99.6	$73.9	$1.48

Company Selected Measure Name	Diluted Earnings Per Share
Named Executive Officers, Footnote
Mr. Holland served as the PEO for each of the years presented above. The non-PEO NEOs included for purposes of calculating the average non-PEO NEO compensation in each applicable year are as follows: (i) for 2024 Terry S. Earley, Dominic Karaba, LaVonda Renfro and Angela Harper, (ii) for 2023, Terry S. Earley, James Recer (former employee), Dominic Karaba, Clay Riebe (former employee), LaVonda Renfro and Angela Harper; (iii) for 2022, Terry S. Earley, James Recer (former employee), Clay Riebe (former employee), LaVonda Renfro and Angela Harper; (iv) for 2021, Terry S. Earley, James Recer (former employee), Clay Riebe (former employee) and LaVonda Renfro; and (v) for 2020, Terry S. Earley, Jeff Kesler (former employee), Jon Heine (former employee) and Clay Riebe (former employee).

Peer Group Issuers, Footnote	In addition, the table compares our TSR against the public peer group TSR, using KBW Nasdaq Regional Banking Index as our peer group, which peer group was used for all five years disclosed below.
PEO Total Compensation Amount	$ 3,187,601	$ 2,444,395	$ 7,280,840	$ 3,104,142	$ 3,489,504
PEO Actually Paid Compensation Amount	$ 3,909,992	457,326	5,204,275	4,809,004	4,166,758
Adjustment To PEO Compensation, Footnote
To calculate the CAP for the PEO, the following amounts were deducted from or added to the SCT total compensation:

Year	SCT Total Compensation for PEO	Deductions from SCT Total[1,2]	Additions to SCT Total[2]	CAP to PEO

2024	$3,187,601	$(1,144,032)	$1,866,423	$3,909,992
2023	$2,444,395	$(832,026)	$(1,155,043)	$457,326
2022	$7,280,840	$(5,529,257)	$3,452,692	$5,204,275
2021	$3,104,142	$(928,423)	$2,633,285	$4,809,004
2020	$3,489,504	$(1,895,596)	$2,572,850	$4,166,758

[1] Represents grant date fair value of equity based awards granted each year and deductions to SCT for equity award adjustments for 2024 which includes the one-time retention award for 150,000 time-based RSUs granted on July 1, 2022.
[2] Represents the value of equity calculated (deduction/addition) in accordance with the SEC methodology for determining CAP for each of year show in the table below:

Year	Fair Value of Current Year Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Period Year of Equity Awards that Failed to Meet Vesting Condition in the Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	(Deductions) Additions to SCT Total for Equity Award Adjustments

2024	$1,544,323	$412,702	$—	$(90,602)	$—	$—	$1,866,423
2023	$344,540	$(1,337,649)	$—	$(161,934)	$—	$—	$(1,155,043)
2022	$4,534,077	$(1,629,851)	$—	$548,466	$—	$—	$3,452,692
2021	$677,493	$1,990,492	$—	$(34,700)	$—	$—	$2,633,285
2020	$2,629,355	$(129,805)	$—	$73,300	$—	$—	$2,572,850

Non-PEO NEO Average Total Compensation Amount	$ 1,251,894	984,374	1,595,700	1,194,019	1,254,244
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,373,878	874,229	1,425,597	1,231,131	1,451,544
Adjustment to Non-PEO NEO Compensation Footnote
To calculate the CAP for the non-PEO's, the following amounts were deducted from or added to the SCT total compensation:

Year	SCT Total Compensation for Non-PEO	Deductions from SCT Total[1,2]	Additions to SCT Total[2]	CAP to Non-PEO

2024	$1,251,894	$(354,706)	$476,690	$1,373,878
2023	$984,374	$(241,988)	$131,843	$874,229
2022	$1,595,700	$(870,838)	$700,735	$1,425,597
2021	$1,194,019	$(242,832)	$279,944	$1,231,131
2020	$1,254,244	$(517,738)	$715,038	$1,451,544

[1] Represents grant date fair value of equity based awards granted each year and deductions to SCT for equity award adjustments for 2024.
[2] Represents the value of equity calculated (deduction/addition) in accordance with the SEC methodology for determining CAP for each of year show in the table below:

Year	Fair Value of Current Year Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Period Year of Equity Awards that Failed to Meet Vesting Condition in the Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	(Deductions) Additions to SCT Total for Equity Award Adjustments

2024	$478,817	$13,770	$—	$(15,897)	$—	$—	$476,690
2023	$295,616	$(47,892)	$—	$(40,563)	$—	$—	$207,161
2022	$649,725	$(105,670)	$—	$156,680	$—	$—	$700,735
2021	$189,373	$117,560	$—	$(26,989)	$—	$—	$279,944
2020	$722,887	$(42,262)	$—	$34,413	$—	$—	$715,038

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
As demonstrated by the following graph, the amount of compensation actually paid to the CEO and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding the CEO) is generally aligned with the Company’s cumulative TSR over the five years presented in the table (dollars in millions).

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income

As shown in the chart below, the Company’s net income steadily increased in the first three years shown consistent with CAP to the CEO. During the same period, the CAP to non-PEO NEOs remained relatively steady. In the last two years, both net income and the PEO and non-PEO NEOs’ CAP decreased significantly. In 2023, NEO’s were paid significantly below market levels as the Company’s performance metrics were not adjusted to accommodate for the regional industry headwinds outside the Company’s control. In 2024, NEO pay returned closer to market levels.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Diluted Earnings Per Share

As demonstrated by the following graph, the amount of compensation actually paid to Company’s PEO and the average amount of compensation actually paid to the Company’s non-PEO NEOs as a group is generally aligned with the Company’s diluted earnings per share over the five years presented in the table.

Total Shareholder Return Vs Peer Group
Cumulative TSR of the Company and Cumulative TSR of the Public Peer Group

The charts below describe the relationship between compensation actually paid to our PEO and non-PEO NEOs (as calculated above) and our financial and stock performance. As noted below, the Company's cumulative TSR outperformed the companies included in the industry index (dollars in millions) over three of the five years shown in the chart below.

Tabular List, Table

Diluted Earnings Per Share
Total Shareholder Return
Pre-Tax, Pre-Provision Operating Return on Average Assets
Operating Return on Average Tangible Common Equity

Total Shareholder Return Amount	$ 119.3	86.3	107.5	147.3	93.7
Peer Group Total Shareholder Return Amount	118.3	87.6	91.7	129.6	99.6
Net Income (Loss)	$ 107,200,000	$ 108,300,000	$ 146,300,000	$ 139,600,000	$ 73,900,000
Company Selected Measure Amount	1.95	1.98	2.71	2.77	1.48
PEO Name	Mr. Holland
Measure:: 1
Pay vs Performance Disclosure
Name	Diluted Earnings Per Share
Measure:: 2
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Pre-Tax, Pre-Provision Operating Return on Average Assets
Measure:: 4
Pay vs Performance Disclosure
Name	Operating Return on Average Tangible Common Equity
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,144,032)	$ (832,026)	$ (5,529,257)	$ (928,423)	$ (1,895,596)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,866,423	(1,155,043)	3,452,692	2,633,285	2,572,850
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,544,323	344,540	4,534,077	677,493	2,629,355
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	412,702	(1,337,649)	(1,629,851)	1,990,492	(129,805)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(90,602)	(161,934)	548,466	(34,700)	73,300
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	476,690	207,161	700,735	279,944	715,038
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	478,817	295,616	649,725	189,373	722,887
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,770	(47,892)	(105,670)	117,560	(42,262)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,897)	(40,563)	156,680	(26,989)	34,413
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Deductions from Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(354,706)	(241,988)	(870,838)	(242,832)	(517,738)
Non-PEO NEO | Additions to Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 476,690	$ 131,843	$ 700,735	$ 279,944	$ 715,038